Supplementary information (Tables)	12 Months Ended
Oct. 31, 2021
Supplementary information [Abstract]
Analysis by Geography
Analysis by geography
The Group is domiciled in the UK. The Group’s total segmental revenue from external customers by geographical location is detailed below:

	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
	$m	$m	$m
UK	160.0	173.0	206.9
USA	1,263.0	1,289.8	1,523.0
Germany	223.0	218.7	220.7
Canada	110.3	108.0	115.9
France	100.7	101.4	123.3
Japan	95.6	96.9	108.6
Other	947.3	1,013.2	1,050.0
Total	2,899.9	3,001.0	3,348.4

Analysis of Revenue from Contracts with Customers
Analysis of revenue from contracts with customers

	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
	$m	$m	$m
Revenue from contracts with customers	2,899.9	3,001.0	3,348.4
Being:
Recognized over time:
Maintenance revenue	1,791.7	1,920.8	2,051.6
SaaS & other recurring revenue	239.8	245.3	278.9
	2,031.5	2,166.1	2,330.5
Recognized at point in time:
Licence revenue	688.6	646.5	800.0
Consulting revenue	179.8	188.4	217.9
	868.4	834.9	1,017.9

Total Revenue	2,899.9	3,001.0	3,348.4

Analysis of Revenue by Product
Set out below is an analysis of revenue recognized between the principal Product Portfolios for the Year ended October 31, 2021 with comparatives:

Year ended October 31, 2021:

	Licence	Maintenance	SaaS & other recurring	Consulting	Total
	$m	$m	$m	$m	$m
AMC	155.3	315.9	-	10.3	481.5
ADM	106.1	408.5	78.9	18.6	612.1
ITOM	172.7	507.8	4.3	106.3	791.1
CyberRes	174.5	383.9	36.3	29.1	623.8
IM&G	80.0	175.6	120.3	15.5	391.4
Total Revenue	688.6	1,791.7	239.8	179.8	2,899.9

Year ended October 31, 2020:

	Licence	Maintenance	SaaS & other recurring	Consulting	Total
	$m	$m	$m	$m	$m
AMC	138.6	321.6	-	10.1	470.3
ADM	102.0	439.2	73.9	15.9	631.0
ITOM	175.1	559.4	4.6	113.9	853.0
CyberRes	162.6	416.8	33.6	33.1	646.1
IM&G	68.2	184.2	133.4	15.4	401.2
Subtotal	646.5	1,921.2	245.5	188.4	3,001.6
Deferred revenue haircut	-	(0.4)	(0.2)	-	(0.6)
Total Revenue	646.5	1,920.8	245.3	188.4	3,001.0

Year ended October 31, 2019:

	Licence	Maintenance	SaaS & other recurring	Consulting	Total
	$m	$m	$m	$m	$m
AMC	170.9	326.1	-	11.7	508.7
ADM	130.3	485.4	87.8	18.2	721.7
ITOM	237.5	645.8	11.0	127.5	1,021.8
CyberRes	185.7	416.7	35.0	43.9	681.3
IM&G	75.6	183.6	145.9	16.6	421.7
Subtotal	800.0	2,057.6	279.7	217.9	3,355.2
Deferred revenue haircut	-	(6.0)	(0.8)	-	(6.8)
Total Revenue	800.0	2,051.6	278.9	217.9	3,348.4